UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

MUTUAL FUND SERIES TRUST

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   06/30/2012

Date of reporting period: 09/30/2011

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

COMMON STOCK - (88.18%)	Shares	Value

Aerospace & Defense - (0.65%)
Teledyne Technologies, Inc. *	10,000	$ 488,600

Air Freight & Logistics - (0.49%)
Radiant Logistics, Inc. *	160,000	364,800

Airlines - (2.95%)
Pinnacle Airlines Corp. * †	754,652	2,211,130

Biotechnology - (11.63%)
Maxygen, Inc.	510,000	2,789,700
PDL BioPharma, Inc.	1,070,000	5,938,500
		8,728,200
Commercial Services & Supplies - (0.33%)
Hudson Technologies, Inc. *	210,000	249,900

Communications Equipment - (8.61%)
Comtech Telecommunications Corp.	190,000	5,337,100
Westell Technologies, Inc. * †	520,000	1,123,200
		6,460,300
Construction & Engineering - (0.40%)
KHD Humboldt Wedag International AG *	48,501	298,873

Diversified Telecommunications - (5.59%)
Hawaiian Telcom Holdco, Inc. *	110,000	1,533,400
Primus Telecommunication Group, Inc. *	250,000	2,657,500
		4,190,900
Healthcare Providers & Services - (5.89%)
Providence Service Corp. *	415,000	4,419,750

Hotels, Restaurants & Leisure - (1.48%)
Six Flags Entertainment Corp. †	40,000	1,108,800

Insurance - (2.76%)
Delphi Financial Group, Inc. - Class A †	80,000	1,721,600
Investors Title Co.	10,000	351,700
		2,073,300
Internet Software & Services - (0.33%)
Perion Network Ltd.	55,000	249,700

IT Services - (3.47%)
Lender Processing Services, Inc.	190,000	2,601,100

Marine - (4.29%)
Global Ship Lease, Inc. *	1,532,586	3,218,431

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

COMMON STOCK - (88.18%) (continued)	Shares	Value

Media - (5.35%)
EDCI Holdings, Inc.	227,471	$ 953,103
Reading International, Inc. - Class A *	595,100	2,558,930
Rentrak Corp.	40,000	503,600
		4,015,633
Oil, Gas & Consumable Fuels - (1.18%)
Cano Petroleum, Inc. * †	1,824,837	283,945
Harvest Natural Resources, Inc. * †	70,000	599,900
		883,845
Pharmaceuticals - (0.06%)
Pozen, Inc. *	20,000	48,200

Real Estate Investment Trusts - (14.24%)
Chimera Investment Corp. †	1,250,000	3,462,500
PennyMac Mortgage Investment Trust	60,000	954,000
Two Harbors Investment Corp.	710,000	6,269,300
		10,685,800
Software - (3.86%)
Gravity Co., Ltd. - ADR	1,369,061	1,752,398
NetSol Technologies, Inc. * †	1,940,000	1,144,600
		2,896,998
Textiles, Apparel & Luxury Goods - (0.89%)
Hallwood Group, Inc. *	76,045	670,717

Thrifts & Mortgage Finance - (5.20%)
BofI Holding, Inc. *	290,000	3,903,400

Wireless Telecommunication Services - (8.53%)
USA Mobility, Inc.	485,000	6,402,000

TOTAL COMMON STOCK (Cost $88,739,234)		66,170,377

PREFERRED STOCK - (2.49%)

Thrifts & Mortgage Finance - (2.49%)
Washington Mutual, Inc. **	1,905,992	1,734,643
Washington Mutual, Inc., 7.75% - Series R **	5,100	130,050
		1,864,693

TOTAL PREFERRED STOCK (Cost $2,913,458)		1,864,693

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

	Expiration Date -
WARRANTS - (6.14%)	Exercise Price	Shares	Value

Auto Components - (4.72%)
Visteon Corp. *	10/05/2015 - $58.80	337,642	$ 3,545,241

Chemicals - (1.40%)
Tronox, Inc. Class A*	02/14/2018 - $62.13	18,063	451,575
Tronox, Inc. Class B*	02/14/2018 - $68.56	22,848	596,333
			1,047,908
Textiles, Apparel & Luxury Goods - (0.02%)
Exceed Co. Ltd.*	11/08/2011 - $5.25	1,218,689	12,187

TOTAL WARRANTS (Cost $14,240,672)			4,605,336

SHORT-TERM INVESTMENTS - (11.48%)

Fidelity Institutional Money Market Fund Class I, 0.16%*** #		8,616,840	8,616,840
TOTAL SHORT-TERM INVESTMENTS - (Cost $8,616,840)			8,616,840

TOTAL INVESTMENTS (Cost $114,510,204) - 108.29%			$ 81,257,246

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (8.29%)			(6,220,465)

NET ASSETS - 100.00%			$ 75,036,781

*         Non-income producing security.

**       Represents issuer in default on preferred dividend payments; non-income producing security.

***     Rate shown represents the rate at September 30, 2011, is subject to change and resets daily.

ADR  American Depositary Receipt.

†        Security or a portion of the security is out on loan at September 30, 2011.  Total loaned securities had a market value of

          $6,485,818.

#        A portion of this security is segregated as collateral for securities on loan at September 30, 2011.  Total collateral had a market value of $6,905,927.

As of September 30, 2011, the Fund’s equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

Britain	4.29%
Germany	0.40%
Israel	0.33%
South Korea	2.34%
United States	100.93%
Total Debt and Equity Holdings	108.29%

Percentages in the above table are based on net assets, including short-term investments, of the Fund as of September 30, 2011.

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST/STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

COMMON STOCK - (92.04%)	Shares	Value

Aerospace & Defense - (5.86%)
L-3 Communications Holdings, Inc.	1,500	$ 92,955
Raytheon Co. (a)	3,464	141,574
		234,529
Auto Components - (2.16%)
TRW Automotive Holdings Corp. *	2,640	86,407

Biotechnology - (6.63%)
Cephalon, Inc. *	1,200	96,840
Cubist Pharmaceuticals, Inc. *(a)	2,031	71,735
PDL BioPharma, Inc. (a)	17,400	96,570
		265,145
Commercial Services & Supplies - (0.47%)
Deluxe Corp. (a)	1,013	18,842

Communications Equipment - (2.31%)
Harris Corp. (a)	2,700	92,259

Computers & Peripherals - (3.53%)
SanDisk Corp. * (a)	3,500	141,225

Diversified Consumer Services - (10.10%)
Apollo Group, Inc. *(a)	2,000	79,220
Bridgeport Education, Inc. *(a) †	2,000	34,880
DeVry, Inc. (a)	2,200	81,312
Education Management Corp. * †	5,800	86,072
H&R Block, Inc. (a)	4,000	53,240
ITT Educational Services, Inc. *	1,200	69,096
		403,820
Healthcare Providers & Services - (7.06%)
Amedisys, Inc. *(a)	4,200	62,244
AmerisourceBergen Corp.	76	2,833
CIGNA Corp. (a)	2,049	85,935
Coventry Health Care , Inc. *(a)	1,036	29,847
Magellan Health Services, Inc. *	2,100	101,430
		282,289
IT Services - (10.90%)
DST Systems, Inc.	2,220	97,302
Lender Processing Services, Inc. (a)	7,761	106,248
Mantech International Corp.	2,607	81,808
Neustar, Inc. - Class A * (a)	6,000	150,840
		436,198

CATALYST FUNDS
CATALYST/STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

COMMON STOCK - (92.04%) (continued)	Shares	Value

Machinery - (3.51%)
Oshkosh Corp. *(a)	4,100	$ 64,534
Sauer-Danfoss, Inc. *	2,630	76,007
		140,541
Media - (10.51%)
DISH Network Corp.	2,000	50,120
Gannett Co., Inc. (a)	15,355	146,333
McGraw-Hill Cos., Inc. (a)	3,035	124,435
Meredith Corp.	4,400	99,616
		420,504
Pharmaceuticals - (5.67%)
Impax Laboratories, Inc.	3,590	64,297
ViroPharma, Inc.* (a)	9,000	162,630
		226,927

Semiconductors & Semiconductor Equipment - (8.03%)
GT Advanced Technologies Inc. *	8,511	59,747
KLA-Tencor Corp.	2,600	99,528
Teradyne, Inc. *(a)	8,450	93,035
Veeco Instruments, Inc. *(a)	2,820	68,808
		321,118
Software - (4.57%)
CA, Inc. (a) †	6,544	127,019
Changyou.com Ltd. - ADR *(a)	1,068	27,020
Shanda Games Ltd. - ADR *(a)	7,200	28,584
		182,623
Specialty Retail - (7.45%)
Aaron's, Inc.	5,059	127,740
Aeropostale, Inc. *(a)	4,500	48,645
GameStop Corp.*(a) †	1,045	24,139
Gap, Inc	6,000	97,440
		297,964
Tobacco - (3.28%)
Reynolds American, Inc. (a)	3,496	131,030

TOTAL COMMON STOCK (Cost $4,514,513)		3,681,421

CATALYST FUNDS
CATALYST/STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)
	Expiration Date - Exercise Price	Contracts (b)	Value

PUT OPTIONS (5.86%)

SPDR S&P MidCap 400	12/17/2011 - $190	50	$ 234,500
TOTAL PUT OPTIONS (Cost $112,551)			234,500

SHORT-TERM INVESTMENTS - (13.58%)		Shares	Value

Fidelity Institutional Money Market Fund Class I, 0.16% **		543,433	543,433
TOTAL SHORT-TERM INVESTMENTS - (Cost $543,433)			543,433

TOTAL INVESTMENTS (Cost $5,170,497) - 111.48%			$ 4,459,354

CALL OPTIONS WRITTEN (Proceeds $224,999) - (3.64%)			(145,643)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (7.84%)			(313,740)

NET ASSETS - 100.00%			$ 3,999,971

CALL OPTIONS WRITTEN (-3.64%)	Expiration Date - Exercise Price	Contracts (a)	Value

Aeropostale, Inc. *	01/21/2012 - $11	45	(7,200)
Amedisys, Inc. *	01/21/2012 - $17.5	42	(4,410)
Apollo Group, Inc. *	11/19/2011 - $42	20	(4,880)
Bridgeport Education, Inc. *	11/19/2011 - $25	20	(200)
CA, Inc. *	11/19/2011 - $22	20	(700)
CA, Inc. *	01/21/2012 - $21	45	(4,950)
Changyou.com Ltd. – ADR *	10/22/2011 - $38	10	(200)
CIGNA Corp. *	10/22/2011 - $45	20	(1,800)
Coventry Health Care, Inc. *	10/22/2011 - $33	10	(200)
Cubist Pharmaceuticals, Inc. *	11/19/2011 - $35	20	(5,500)
Deluxe Corp. *	01/21/2012 - $22.5	10	(1,300)

CATALYST FUNDS
CATALYST/STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

CALL OPTIONS WRITTEN (-3.64%) (continued)		Expiration Date - Exercise Price	Contracts (b)	Value

	DeVry, Inc. *	01/21/2012 - $45	12	$ (2,520)
	GameStop Corp. *	10/22/2011 - $26	10	(230)
	Gannett Co., Inc. *	01/21/2012 - $11	153	(11,475)
	H&R Block, Inc. *	01/21/2012 - $15	40	(3,200)
	Harris Corp. *	01/21/2012 - $40	27	(3,780)
	Lender Processing Services, Inc. *	12/17/2011 - $17	10	(750)
	Lender Processing Services, Inc. *	12/17/2011 - $22	67	(2,010)
	McGraw-Hill Cos., Inc. *	11/19/2011 - $40	10	(3,700)
	McGraw-Hill Cos., Inc. *	02/18/2012 - $42	20	(8,000)
	NeuStar, Inc. - Class A *	10/22/2011 - $25	60	(6,600)
	Oshkosh Corp. *	01/21/2012 - $19	41	(5,740)
	PDL BioPharma, Inc. *	02/18/2012 - $6	174	(6,090)
	Raytheon Co., *	02/18/2012 - $43	34	(6,698)
	Reynolds American, Inc. *	02/18/2012 - $37	34	(9,180)
	SanDisk Corp. *	10/22/2011 - $40	10	(2,620)
	SanDisk Corp. *	10/22/2011 - $43	15	(2,250)
	SanDisk Corp. *	01/21/2012 - $36	10	(8,400)
	Shanda Games Ltd. – ADR *	03/17/2012 - $5	72	(3,960)
	Teradyne, Inc. *	01/21/2012 - $12.50	84	(7,560)
	Veeco Instruments, Inc. *	01/21/2012 - $38	28	(1,540)
	Viropharma, Inc. *	11/19/2011 - $17.5	90	(18,000)
TOTAL CALL OPTIONS (Proceeds $224,999)				$ (145,643)

*	Non-income producing security.
**	Rate shown represents the rate at September 30, 2011, is subject to change and resets daily.
ADR	American Depositary Receipt.
(a)	All or a portion of this security is segregated as collateral for call options written.
(b)	Each contract is equivalent to 100 shares of common stock.
†	Security or a portion of the security is out on loan at September 30, 2011. Total loaned securities had a market value of $283,590.
#	A portion of this security is segregated as collateral for securities on loan at September 30, 2011. Total collateral had a market value of $299,161.

As of September 30, 2011, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:
	Country of Issuer		Percentage

	Cayman Islands		1.39%
	United States		110.09%
	Total Debt and Equity Holdings		111.48%

Percentages in the above table are based on net assets, including short-term investments, of the Fund as of September 30, 2011.

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

COMMON STOCK - (97.26%)	Shares	Value

Aerospace & Defense - (12.58%)
General Dynamics Corp.	175	$ 9,956
Lockheed Martin Corp.	153	11,114
Northrop Grumman Corp.	200	10,432
Raytheon Co.	288	11,770
		43,272
Automobiles - (2.41%)
General Motors Co. *	411	8,294

Beverages - (6.26%)
Coca-Cola Co.	168	11,350
Coca-Cola Enterprises, Inc.	410	10,201
		21,551
Biotechnology - (3.04%)
Gilead Sciences, Inc. *	270	10,476

Communications Equipment - (3.24%)
Cisco Systems, Inc.	720	11,153

Computers & Peripherals - (8.83%)
Apple, Inc.	29	11,054
Dell, Inc. *	701	9,919
Hewlett-Packard Co.	420	9,429
		30,402
Food & Staples Retailing - (3.11%)
CVS Caremark Corp.	319	10,712

Food Products - (2.83%)
Bunge Ltd.	167	9,734

Healthcare Equipment & Supplies - (3.10%)
Medtronic, Inc.	321	10,670

Healthcare Providers & Services - (6.31%)
Cardinal Health, Inc.	267	11,182
McKesson Corp.	145	10,542
		21,724
Internet & Catalog Retail - (3.08%)
Liberty Interactive Corp. *	717	10,590

CATALYST FUNDS
CATALYST LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

COMMON STOCK - (97.26%) (continued)	Shares	Value

Internet Software & Services - (3.31%)
Yahoo!, Inc. *	865	$ 11,383

Media - (3.23%)
McGraw-Hill Cos., Inc.	271	11,111

Metals & Mining - (2.35%)
Freeport-McMoRan Copper & Gold, Inc.	265	8,069

Multiline Retail - (7.23%)
Dollar General Corp. *	364	13,745
Family Dollar Stores, Inc.	219	11,138
		24,883
Oil, Gas & Consumable Fuels - (2.32%)
Marathon Oil Corp.	370	7,985

Paper & Forest Products - (2.56%)
International Paper Co.	379	8,812

Pharmaceuticals - (9.37%)
Eli Lilly & Co.	305	11,276
Forest Laboratories, Inc. *	313	9,637
Johnson & Johnson	178	11,341
		32,254
Semiconductors & Semiconductor Equipment - (3.34%)
Intel Corp.	539	11,497

Software - (5.98%)
CA, Inc.	524	10,171
Microsoft Corp.	418	10,404
		20,575
Specialty Retail - (2.78%)
Best Buy Co., Inc.	411	9,576

TOTAL COMMON STOCK (Cost $372,172)		334,723

CATALYST FUNDS
CATALYST LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

SHORT-TERM INVESTMENTS - (2.88%)	Shares	Value

Fidelity Institutional Money Market Fund Class I, 0.16% **	9,900	$ 9,900
TOTAL SHORT-TERM INVESTMENTS - (Cost $9,900)		9,900

TOTAL INVESTMENTS (Cost $382,072) - 100.14%		$ 344,623

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.14%)		(485)

NET ASSETS - 100.00%		$ 344,138

* Non-income producing security. ** Rate shown represents the rate at September 30, 2011, is subject to change and resets daily.

As of September 30, 2011, the Fund’s equity holdings were divided among geographic sectors as follows and are subject to change:
Country of Issuer		Percentage

United States		100.14%
		100.14%

Percentages in the above table are based on net assets, including short-term investments, of the Fund as of September 30, 2011.

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

COMMON STOCK - (93.96%)	Shares	Value

Automobiles - (3.62%)
Tata Motors Ltd. - ADR	757	$ 11,643

Chemicals - (3.02%)
LyondellBasell Industries NV	398	9,723

Communications Equipment - (2.78%)
Research In Motion Ltd. *	440	8,932

Electronic Equipment & Instruments - (3.69%)
Hitachi Ltd. - ADR	240	11,861

Food Products - (1.20%)
Marine Harvest ASA	8,800	3,868

Hotels, Restaurants & Leisure - (2.57%)
OPAP S.A. - ADR	1,654	8,270

Industrial Conglomerates - (3.83%)
KOC Holding AS - ADR	663	12,337

IT Services - (2.46%)
Cielo S.A. - ADR	355	7,918

Metals & Mining - (16.20%)
BHP Billiton PLC - ADR	150	7,962
Eurasian Natural Resources Corp PLC	775	6,966
Kumba Iron Ore Ltd. - ADR	183	9,717
Mount Gibson Iron Ltd.	6,000	7,781
Rio Tinto PLC - ADR	223	9,830
Vale S.A. - ADR	432	9,850
		52,106
Oil, Gas & Consumable Fuels - (10.99%)
Eni SpA - ADR	360	12,647
Total S.A. - ADR	280	12,283
YPF S.A. - ADR	305	10,434
		35,364

CATALYST FUNDS
CATALYST INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

COMMON STOCK - (93.96%) (continued)	Shares	Value

Pharmaceuticals - (14.78%)
AstraZeneca PLC - ADR	281	$ 12,465
H Lundbeck AS - ADR	550	10,552
Takeda Pharmaceutical Co., Ltd. - ADR	488	11,649
Teva Pharmaceutical Industries Ltd.- ADR	346	12,878
		47,544
Semiconductors & Semiconductor Equipment - (6.01%)
Aixtron SE NA - ADR	488	7,086
ASML Holding NV - ADR	355	12,261
		19,347
Telecommunications - (22.81%)
America Movil SAB de CV - ADR	500	11,040
Cellcom Israel Ltd.	399	8,335
Millicom International Cellular S.A.	57	5,649
Partner Communications Co., Ltd. - ADR	768	7,257
SK Telecom Co., Ltd. - ADR	853	12,002
Telecom Italia SpA - ADR	1,254	13,556
Telefonica Brasil S.A. - ADR	300	7,935
Vivendi S.A.	370	7,601
		73,375
TOTAL COMMON STOCK (Cost $368,159)		302,288

SHORT-TERM INVESTMENTS - (6.19%)

Fidelity Institutional Money Market Fund Class I, 0.16% **	19,899	19,899
TOTAL SHORT-TERM INVESTMENTS - (Cost $19,899)		19,899

TOTAL INVESTMENTS (Cost $388,058) - 100.15%		$ 322,187

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.15%)		(469)

NET ASSETS - 100.00%		$ 321,718

* Non-income producing security.
** Rate shown represents the rate at September 30, 2011, is subject to change and resets daily.
ADR American Depositary Receipt

CATALYST FUNDS
CATALYST INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

As of September 30, 2011, the Fund’s debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

Argentina	3.24%
Australia	2.42%
Brazil	7.99%
Britain	11.57%
Canada	2.78%
Denmark	3.28%
France	6.18%
Germany	2.20%
Greece	2.57%
India	3.62%
Israel	8.85%
Italy	8.15%
Japan	7.31%
Luxembourg	1.76%
Mexico	3.43%
Netherlands	6.83%
Norway	1.20%
South Africa	3.02%
South Korea	3.73%
Turkey	3.83%
United States	6.19%
Total Equity Holdings	100.15%

Percentages in the above table are based on net assets, including short-term investments, of the Fund as of September 30, 2011.

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

COMMON STOCK - (0.00%)	Shares	Value

Hotels, Restaurants & Leisure - (0.00%)
Trump Entertainment Resorts, Inc. *	460	$ -

TOTAL COMMON STOCK (Cost $613,544)		-

CONVERTIBLE CORPORATE BONDS - (6.72%)	Principal

Semiconductors & Semiconductor Equipment - (6.72%)
Energy Conversion Devices, Inc., 3.00%, 06/15/2013	8,669,000	3,901,050
JA Solar Holdings Co. Ltd., 4.50%, 05/15/2013	5,667,000	3,796,890
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $11,939,898)		7,697,940

CORPORATE BONDS - (89.48%)	Principal

Capital Markets - (3.20%)
American Capital Ltd., 7.96%, 12/31/2013	3,676,000	3,661,259

Commercial Banks - (2.98%)
CIT Group, Inc., 7.00%, 05/01/2017	3,516,071	3,410,589

Commercial Services & Supplies - (4.85%)
Icahn Enterprises, 8.00%, 01/15/2018	5,542,000	5,521,218
International Lease Finance Corp., 8.25%, 12/15/2020	31,000	30,380
		5,551,598
Consumer Finance - (6.17%)
Ford Motor Credit Co., LLC, 12.00%, 05/15/2015	1,509,000	1,830,013
GMAC Inc., 8.00%, 11/01/2031	5,749,000	5,244,985
		7,074,998
Energy Equipment & Services - (4.46%)
PHI, Inc., 8.625%, 10/15/2018	5,192,000	5,114,120

Food Products - (4.67%)
Harbinger Group, Inc., 10.625%, 11/15/2015	5,490,000	5,352,750

Home Builders - (4.48%)
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2016	6,842,000	5,131,500

Hotels, Restaurants & Leisure - (14.47%)
American Casino & Entertainment Properties, LLC, 11.00%, 06/15/2014	5,938,000	5,745,015
Harrah's Operating Co., Inc., 11.25%, 06/01/2017	5,156,000	5,201,115
MGM Resorts International, 11.375%, 03/01/2018	5,626,000	5,626,000
		16,572,130

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

CORPORATE BONDS - (89.48%) (continued)	Principal	Value

Household Durables - (4.37%)
Lennar Corp., 12.25%, 06/01/2017	1,091,000	$ 1,200,100
Standard Pacific Corp., 10.75%, 09/15/2016	3,887,000	3,809,260
		5,009,360
Machinery - (2.47%)
American Railcar Industries, Inc., 7.50%, 03/01/2014	2,892,000	2,834,160

Marine - (0.31%)
Navios Maritime Holdings, Inc., 8.75%, 11/01/2017	361,000	351,975

Oil, Gas & Consumable Fuels - (16.05%)
ATP Oil & Gas Corp., 11.875%, 05/01/2015	7,028,000	4,893,245
BreitBurn Energy Partners LP., 8.625%, 10/15/2020	3,400,000	3,332,000
Comstock Resources, Inc., 8.375%, 10/15/2017	3,700,000	3,552,000
EXCO Resources, Inc., 7.50%, 09/15/2018	3,695,000	3,251,600
McMoRan Exploration Co., 11.875%, 11/15/2014	3,255,000	3,352,650
		18,381,495
Real Estate Investment Trusts - (2.49%)
Felcor Lodging LP., 10.00%, 10/01/2014	2,740,000	2,849,600

Telecommunications - (18.51%)
Cricket Communications, Inc., 7.75% 10/15/2020	5,176,000	4,503,120
ITC Deltacom, Inc., 10.50%, 04/01/2016	3,347,000	3,413,940
Level 3 Financing, Inc., 10.00%, 02/01/2018	5,230,000	5,020,800
MetroPCS Wireless, Inc., 7.875%, 09/01/2018	3,440,000	3,336,800
Sprint Capital Corp., 8.75%, 03/15/2032	5,667,000	4,923,206
		21,197,866

TOTAL CORPORATE BONDS (Cost $111,629,046)		102,493,400

SHORT-TERM INVESTMENTS - (1.81%)	Shares

Fidelity Institutional Money Market Fund Class I, 0.16% **	2,071,825	2,071,825
TOTAL SHORT-TERM INVESTMENTS - (Cost $2,071,825)		2,071,825

TOTAL INVESTMENTS (Cost $126,254,313) - 98.01%		$ 112,263,165

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.99%		2,274,399

NET ASSETS - 100.00%		$ 114,537,564

*   Non-income producing security.

** Rate shown represents the rate at September 30, 2011, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

COMMON STOCK - (60.76%)	Shares	Value

Capital Markets - (15.58%)
American Capital Ltd. *	186,900	$ 1,274,658
Apollo Investment Corp.	80,963	608,842
Ares Capital Corp.	162,600	2,239,002
Blackstone Group LP	104,860	1,256,223
Fifth Street Finance Corp.	72,000	671,040
Fortress Investment Group LLC *	233,304	702,245
PennantPark Investment Corp.	116,675	1,040,741
Prospect Capital Corp.	118,900	999,949
Solar Capital Ltd.	56,700	1,141,371
		9,934,071
Commercial Banks - (1.10%)
Banco Santander SA - ADR	87,100	700,284

Communications Equipment - (1.27%)
Research In Motion Ltd. *(a)	39,800	807,940

Computers & Peripherals - (7.65%)
Apple, Inc. *(a)	5,800	2,210,844
Hewlett-Packard Co. (a)	47,600	1,068,620
SanDisk Corp. *(a)	39,700	1,601,895
		4,881,359
Diversified Consumer Services - (0.95%)
H&R Block, Inc. (a)	45,400	604,274

Diversified Telecommunications - (1.61%)
Telefonica S.A. - ADR	53,690	1,026,553

Electronic Equipment & Instruments - (1.33%)
Corning, Inc. (a)	68,400	845,424

Energy Equipment & Services - (1.12%)
Seadrill Ltd.	26,000	715,780

Hotels, Restaurants & Leisure - (0.00%)
Trump Entertainment Resorts, Inc. *†	121	-

Internet Software & Services - (2.39%)
Google, Inc. *(a)	1,600	823,008
Yahoo!, Inc. *(a)	53,100	698,796
		1,521,804
Marine - (1.36%)
Seaspan Corp.	75,720	867,751

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

COMMON STOCK - (60.76%) (continued)	Shares	Value

Oil, Gas & Consumable Fuels - (5.71%)
BreitBurn Energy Partners LP	43,882	$ 763,547
Chesapeake Energy Corp. (a)	35,000	894,250
Eni SpA - ADR	35,750	1,255,897
Statoil ASA - ADR	33,900	730,545
		3,644,239
Pharmaceuticals - (3.64%)
Eli Lilly & Co.	19,530	722,024
Merck & Co., Inc.	26,690	873,030
Pfizer, Inc.	41,180	728,062
		2,323,116
Real Estate Investment Trusts - (6.96%)
Chimera Investment Corp.	657,100	1,820,167
CommonWealth REIT	68,300	1,295,651
Hospitality Properties Trust	62,200	1,320,506
		4,436,324
Semiconductors & Semiconductor Equipment - (3.22%)
Marvell Technology Group Ltd. *(a)	141,500	2,055,995

Specialty Retail - (2.23%)
Best Buy Co., Inc. (a)	61,000	1,421,300

Trading Companies & Distributors - (1.72%)
Aircastle Ltd.	115,534	1,099,883

Wireless Telecommunication Services - (2.92%)
Cellcom Israel Ltd.	89,075	1,860,777

TOTAL COMMON STOCK (Cost $50,944,806)		38,746,874

CONVERTIBLE CORPORATE BONDS - (4.62%)	Principal

Semiconductors & Semiconductor Equipment - (4.62%)
Energy Conversion Devices, Inc., 3.00%, 06/15/2013	6,543,000	2,944,350

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $5,149,796)		2,944,350

CORPORATE BONDS - (30.87%)

Commercial Services & Supplies - (5.03%)
Icahn Enterprises, 8.00%, 01/15/2018	691,000	688,409
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2016	3,356,000	2,517,000
		3,205,409

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

CORPORATE BONDS - (30.87%) (continued)	Principal	Value

Consumer Finance - (1.82%)
GMAC, Inc., 8.00%, 11/01/2031	1,274,000	$ 1,162,308

Food Products - (3.11%)
Harbinger Group, Inc., 10.625%, 11/15/2015	2,035,000	1,984,125

Hotels, Restaurants & Leisure - (12.29%)
American Casino & Entertainment Properties, LLC, 11.00%, 06/15/2014 2,981,000		2,884,117
Caesars Entertainment Operating Co, Inc., 11.25%, 06/01/2017	2,477,000	2,498,674
MGM Resorts International, 11.375%, 03/01/2018	2,451,000	2,451,000
		7,833,791
Household Durables - (2.42%)
Standard Pacific Corp., 10.75%, 09/15/2016	1,574,000	1,542,520

Oil, Gas & Consumable Fuels - (2.97%)
ATP Oil & Gas Corp., 11.875%, 05/01/2015	2,695,000	1,876,394
McMoRan Exploration Co., 11.875%, 11/15/2014	16,000	16,480
		1,892,874
Telecommunications - (3.23%)
Cricket Communications, Inc., 7.75%, 10/15/2020	919,000	799,530
Sprint Capital Corp., 8.75%, 03/15/2032	1,457,000	1,265,769
		2,065,299

TOTAL CORPORATE BONDS (Cost $22,940,899)		19,686,326

SHORT-TERM INVESTMENTS - (4.48%)	Shares

Fidelity Institutional Money Market Portfolio Class I, 0.16% **	2,856,425	2,856,425
TOTAL SHORT-TERM INVESTMENTS - (Cost $2,856,425)		2,856,425

TOTAL INVESTMENTS (Cost $81,891,926) - 100.73%		$ 64,233,975

CALL OPTIONS WRITTEN (Proceeds $496,532) - (0.33%)		(211,787)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.40%)		(255,133)

NET ASSETS - 100.00%		$ 63,767,055

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

	Expiration Date -
CALL OPTIONS WRITTEN (-0.33%)	Exercise Price	Contracts (b)	Value

Apple, Inc. *	10/22/2011 - $370	58	$ (143,550)
Best Buy Co., Inc. *	12/17/2011 - $40	610	(1,220)
Chesapeake Energy Corp. *	10/22/2011 - $35	350	(2,800)
Corning, Inc. *	11/19/2011 - $17	218	(872)
Corning, Inc. *	11/19/2011 - $21	466	(466)
Google, Inc. *	12/17/2011 - $560	16	(32,480)
H&R Block, Inc. *	10/22/2011 - $17	454	(2,270)
Hewlett-Packard Co. *	11/19/2011 - $44	476	(2,856)
Marvell Technology Group Ltd. *	11/19/2011 - $19	1,415	(11,320)
Research In Motion Ltd. *	12/17/2011 - $47.50	159	(1,272)
Research In Motion Ltd. *	10/22/2011 - $55	397	(1,588)
SanDisk Corp. *	12/17/2011 - $30	154	(7,700)
Yahoo!, Inc. *	10/22/2011 - $17	200	(2,400)
Yahoo!, Inc. *	10/22/2011 - $20	331	(993)
TOTAL CALL OPTIONS (Proceeds $496,532)			$ (211,787)

*        Non-income producing security.

**      Rate shown represents the rate at September 30, 2011, is subject to change and resets daily.

†        The security is illiquid; the security represents 0.00% of net assets.

ADR American Depositary Receipt.

(a)        All or a portion of this security is segregated as collateral for call options written.

(b)             Each contract is equivalent to 100 shares.

As of September 30, 2011, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

Bermuda	4.34%
Canada	1.27%
Hong Kong	1.36%
Israel	2.92%
Italy	1.97%
Norway	1.14%
Spain	2.71%
United States	85.02%
Total Debt and Equity Holdings	100.73%

Percentages in the above table are based on net assets, including short-term investments, of the Fund as of September 30, 2011.

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

COMMON STOCK - (90.54%)	Shares	Value

Aerospace & Defense - (7.61%)
General Dynamics Corp.	3,960	$ 225,284
L-3 Communications Holdings, Inc.	3,185	197,375
United Technologies Corp.	3,065	215,653
		638,312
Beverages - (3.00%)
PepsiCo, Inc.	4,065	251,623

Capital Markets - (5.31%)
BlackRock, Inc.	1,540	227,935
T. Rowe Price Group, Inc.	4,550	217,354
		445,289
Chemicals - (6.02%)
Ecolab, Inc.	5,425	265,228
Praxair, Inc.	2,560	239,309
		504,537
Containers & Packaging - (2.44%)
Rock-Tenn Co. - Class A	4,200	204,456

Electric Utilities - (2.96%)
NextEra Energy, Inc.	4,600	248,492

Food & Staples Retailing - (3.06%)
Wal-Mart Stores, Inc.	4,950	256,905

Food Products - (3.04%)
McCormick & Co., Inc. MD	5,530	255,265

Healthcare Equipment & Supplies - (2.67%)
Becton Dickinson and Co.	3,050	223,626

Hotels, Restaurants & Leisure - (3.10%)
McDonald's Corp.	2,960	259,947

Household Durables - (2.77%)
Tupperware Brands Corp.	4,325	232,426

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

COMMON STOCK - (90.54%) (continued)	Shares	Value

Household Products - (6.07%)
Colgate-Palmolive Co.	2,900	$ 257,172
Procter & Gamble Co.	3,980	251,456
		508,628
IT Services - (4.43%)
International Business Machines Corp.	2,120	371,064

Machinery - (2.64%)
Illinois Tool Works, Inc.	5,330	221,728

Oil, Gas & Consumable Fuels - (6.66%)
Chevron Corp.	2,500	231,300
Kinder Morgan Management LLC *	5,570	326,903
		558,203
Pharmaceuticals - (9.73%)
Abbott Laboratories	6,720	343,661
Sanofi - Aventis - ADR	7,680	251,904
Teva Pharmaceutical Industries Ltd. - ADR	5,930	220,714
		816,279
Semiconductors & Semiconductor Equipment - (6.54%)
Intel Corp.	11,800	251,694
Linear Technology Corp.	5,580	154,287
Xilinx, Inc.	5,200	142,688
		548,669
Software - (3.04%)
Microsoft Corp.	10,250	255,123

Specialty Retail - (2.87%)
Buckle, Inc.	6,260	240,760

Textiles, Apparel & Luxury Goods - (6.58%)
Coach, Inc.	4,950	256,558
VF Corp.	2,430	295,294
		551,852

TOTAL COMMON STOCK (Cost $7,770,490)		7,593,184

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

SHORT-TERM INVESTMENTS - (8.01%)	Shares	Value

Fidelity Institutional Money Market Portfolio Class I, 0.16% **	671,397	$ 671,397
TOTAL SHORT-TERM INVESTMENTS - (Cost $671,397)		671,397

TOTAL INVESTMENTS (Cost $8,441,887) - 98.55%		$ 8,264,581

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.45%		121,713

NET ASSETS - 100.00%		$ 8,386,294

*         Non-income producing security.

**       Rate shown represents the rate at September 30, 2011, is subject to change and resets daily.

ADR  American Depositary Receipt

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

COMMON STOCK - (46.88%)	Shares	Value

Beverages - (4.54%)
Heineken Holdings NV	800	$ 31,009
Molson Coors Brewing Co. (a)	1,200	47,532
		78,541
Communications Equipment - (2.37%)
Brocade Communications System Group, Inc. (a)	4,500	19,440
Tellabs, Inc. (a)	5,000	21,450
		40,890
Diversified Financial Services - (1.01%)
JSE Ltd.	2,200	17,515

Food Products - (4.16%)
Afgri Ltd.	22,000	15,678
Kraft Foods, Inc.	1,000	33,580
Viterra, Inc.	2,300	22,625
		71,883
Hotels, Restaurants & Leisure - (5.55%)
QSR Brands Bhd	21,000	36,247
Wendy's Co. (a)	13,000	59,670
		95,917
Industrial Conglomerates - (0.78%)
Haw Par Corp., Ltd.	3,300	13,400

Metals & Mining - (5.60%)
Newmont Mining Corp. * (a)	800	50,320
Novagold Resources, Inc. * (a)	7,200	46,440
		96,760
Oil, Gas & Consumable Fuels - (8.57%)
BP PLC - ADR (a)	1,800	64,926
EXCO Resources, Inc. (a)	2,000	21,440
Hess Corp. (a)	650	34,099
Royal Dutch Shell PLC - ADR	100	6,152
Statoil ASA - ADR (a)	1,000	21,550
		148,167
Pharmaceuticals - (8.61%)
Abbott Laboratories	1,300	66,482
Bristol-Myers Squibb Co. (a)	1,200	37,656
Novartis AG - ADR	800	44,616
		148,754

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

COMMON STOCK - (46.88%) (continued)	Shares	Value

Software - (1.73%)
Seachange International, Inc. (a)	2,100	$ 16,170
Telecommunication Systems, Inc. (a)	4,000	13,800
		29,970
Water Utilities - (0.70%)
Thai Tap Water Supply PCL	75,000	12,155

Wireless Telecommunication Services - (3.26%)
Vodafone Group PLC – ADR (a)	2,200	56,430

TOTAL COMMON STOCK (Cost $857,211)		810,382

EXCHANGE-TRADED FUNDS - (2.01%)

Commodity Funds - (2.01%)
iShares Silver Trust * (a)	1,200	34,716

TOTAL EXCHANGE-TRADED FUNDS (Cost $46,443)		34,716

CORPORATE BONDS - (45.43%)	Principal

Airlines - (4.34%)
Continental Airlines, Inc., 8.75%, 12/01/2011	75,000	75,094

Chemicals - (2.12%)
Ashland, Inc., 8.80%, 11/15/2012	35,000	36,610

Commercial Services & Supplies - (2.86%)
Hertz Corp., 7.625%, 06/01/2012	49,000	49,429

Consumer Finance - (7.49%)
Ally Financial, Inc., 7.00%, 02/01/2012	25,000	25,177
Ally Financial, Inc., 7.00%, 01/15/2013	27,000	26,599
Ford Motor Credit Co., LLC, 6.52%, 03/10/2013	37,000	37,575
Ford Motor Credit Co., LLC, 7.25%, 10/25/2011	30,000	30,037
GMAC, LLC., 7.00%, 07/15/2012	10,000	10,037
		129,425

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

CORPORATE BONDS - (45.43%) (continued)	Principal	Value

Containers & Packaging - (1.78%)
Rock-Tenn Co., 5.625%, 03/15/2013	30,000	$ 30,750

Food Products - (3.88%)
Smithfield Foods, Inc., 7.75%, 05/15/2013	65,000	67,112

Health Care Providers & Services - (1.76%)
HCA Inc., 6.95%, 05/01/2012	30,000	30,413

Hotels, Restaurants & Leisure - (4.26%)
Mandalay Resort Group, 6.375%, 12/15/2011	10,000	9,900
MGM Resorts International, 6.75%, 09/01/2012	65,000	63,700
		73,600
Household Durables - (3.49%)
M/I Homes, Inc., 6.875%, 04/01/2012	60,000	60,294

IT Services - (2.37%)
Unisystem Corp., 8.00%, 10/15/2012	40,000	40,950

Machinery - (3.02%)
Case New Holland, Inc., 7.75%, 09/01/2013	50,000	52,125

Media - (2.31%)
Clear Channel Communications, Inc., 5.00%, 03/15/2012	10,000	9,850
Scholastic Corp., 5.00%, 04/15/2013	30,000	30,150
		40,000
Metals & Mining - (1.48%)
Steel Dynamics, Inc., 7.375%, 11/01/2012	25,000	25,562

Multiline Retail - (3.66%)
Dillard's, Inc., 7.85%, 10/01/2012	25,000	25,750
New Albertsons, Inc., 7.25%, 05/01/2013	10,000	9,900
Toys R Us, Inc., 7.875%, 04/15/2013	28,000	27,650
		63,300
Real Estate Investment Trusts - (0.61%)
Host Hotels & Resorts LP, Series L, 10.00%, 05/01/2012	10,000	10,500

TOTAL CORPORATE BONDS (Cost $799,099)		785,164

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

SHORT-TERM INVESTMENTS - (19.23%)		Shares	Value

Fidelity Institutional Money Market Fund Class I, 0.16%		332,453	$ 332,453
TOTAL SHORT-TERM INVESTMENTS - (Cost $332,453)			332,453

TOTAL INVESTMENTS (Cost $2,035,206) - 113.55%			$ 1,962,715
CALL OPTIONS WRITTEN (Proceeds $42,281) - (1.92%)			(33,251)
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (11.63%)			(201,033)

NET ASSETS - 100.00%			$ 1,728,431

	Expiration Date -
CALL OPTIONS WRITTEN (-1.92%)	Exercise Price	Contracts (b)	Value

BP PLC – ADR *	01/21/2012 - $40	5	$ (890)
Bristol-Myers Squibb Co. *	01/21/2012 - $27.50	7	(3,171)
Brocade Communications Systems, Inc. *	01/21/2012 - $5	45	(2,430)
EXCO Resources, Inc. *	03/17/2012 - $14	20	(1,700)
Hess Corp. *	01/21/2012 - $55	4	(2,220)
Hess Corp. *	02/18/2012 - $65	1	(310)
iShares Silver Trust *	01/19/2013 - $40	12	(3,960)
Molson Coors Brewing Co. *	01/21/2012 - $45	4	(280)
Newmont Mining Corp. *	01/21/2012 - $55	4	(4,500)
Novagold Resources, Inc. *	01/21/2012 - $10	34	(850)
Novagold Resources, Inc. *	01/19/2013 - $10	28	(3,220)
Seachange International, Inc. *	01/21/2012 - $10	21	(840)
Statoil ASA – ADR *	01/21/2012 - $25	7	(525)
Telecommunication Systems Inc. *	03/17/2012 - $5	40	(600)
Tellabs Inc. *	03/17/2012 - $4	25	(2,125)
Vodafone Group PLC – ADR *	01/21/2012 - $29	10	(450)
Wendy's Co. *	05/19/2012 - $5	45	(2,205)
Wendy's Co. *	02/18/2012 - $5	85	(2,975)
TOTAL CALL OPTIONS (Proceeds $42,281)			$ (33,251)

* Non-income producing security.
ADR American Depositary Receipt.
(a) All or a portion of this security is segregated as collateral for call options written.
(b) Each contract is equivalent to 100 shares.

.

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

As of September 30, 2011, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:
Country of Issuer	Percentage

Britain	7.02%
Canada	4.00%
Malaysia	2.10%
Netherlands	2.15%
Norway	1.25%
Singapore	0.77%
South Africa	1.92%
Switzerland	2.58%
Thailand	0.70%
United States	91.06%
Total Debt and Equity Holdings	113.55%

Percentages in the above table are based on net assets, including short-term investments, of the Fund as of September 30, 2011.

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

COMMON STOCK - (87.57%)	Shares	Value

Beverages - (9.09%)
Distell Group Ltd.	4,000	$ 34,205
Heineken Holdings NV	450	17,443
Molson Coors Brewing Co.	500	19,805
Thai Beverage PCL	125,000	24,375
		95,828
Biotechnology - (0.57%)
Nanosphere, Inc. *	6,000	6,000

Chemicals - (1.16%)
Neo Material Technologies, Inc. *	2,000	12,177

Communications Equipment - (7.11%)
Alvarion Ltd. *	14,000	14,700
Brocade Communications Systems Group, Inc., *(a)	5,000	21,600
Tellabs, Inc. (a)	9,000	38,610
		74,910
Diversified Financial Services - (5.44%)
Groupe Bruxelles Lambert S.A.	400	28,378
JSE Ltd.	3,631	28,908
		57,286
Food Products - (13.57%)
Afgri Ltd.	22,000	15,677
Campbell Soup Co.	1,300	42,081
Grupo Herdez SAB de CV - Series	14,400	25,445
Kraft Foods, Inc.	375	12,592
Nestle S.A. - ADR	500	27,579
Viterra, Inc.	2,000	19,675
		143,049
Hotels, Restaurants & Leisure - (6.98%)
QSR Brands Bhd	24,000	41,425
Wendy's Co. (a)	7,000	32,130
		73,555
Industrial Conglomerates - (4.69%)
Fraser and Neave Ltd.	6,500	28,779
Haw Par Corp, Ltd.	5,100	20,709
		49,488

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

COMMON STOCK - (87.57%) (continued)	Shares	Value

Metals & Mining - (4.31%)
Newmont Mining Corp. (a)	200	$ 12,580
Novagold Resources, Inc. *(a)	5,100	32,895
		45,475
Multi-Utilities - (2.66%)
Suez Environnement Co. *	2,000	27,998

Oil, Gas & Consumable Fuels - (12.86%)
BP PLC - ADR	900	32,463
EXCO Resources, Inc. (a)	4,000	42,880
Hess Corp. (a)	350	18,361
Royal Dutch Shell PLC - ADR	400	24,608
Statoil ASA - ADR (a)	800	17,240
		135,552
Pharmaceuticals - (7.35%)
Abbott Laboratories	500	25,570
Bristol-Myers Squibb Co. (a)	500	15,690
Novartis AG -ADR	650	36,251
		77,511
Software - (2.04%)
Seachange International, Inc. *(a)	1,000	7,700
TeleCommunication Systems, Inc. *(a)	4,000	13,800
		21,500
Transportation Infrastructure - (2.51%)
Bangkok Expressway PLC	50,000	26,476

Water Utilities - (3.46%)
Thai Tap Water Supply PLC	225,000	36,465

Wireless Telecommunication Services - (3.77%)
Vodafone Group PLC - ADR	1,550	39,758

TOTAL COMMON STOCK (Cost $994,287)		923,028

EXCHANGE-TRADED FUNDS - (1.92%)

Commodity Funds - (1.92%)
iShares Silver Trust *(a)	700	20,251

TOTAL EXCHANGE-TRADED FUNDS (Cost $27,184)		20,251

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

SHORT-TERM INVESTMENTS - (24.41%)	Shares		Value

Fidelity Institutional Money Market Fund Class I, 0.16% **	257,349		$ 257,349
TOTAL SHORT-TERM INVESTMENTS - (Cost $257,349)			257,349

TOTAL INVESTMENTS (Cost $1,278,820) - 113.90%			$ 1,200,628

CALL OPTIONS WRITTEN (Proceeds $27,979) - (2.28%)			(24,026)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (11.62%)			(122,529)

NET ASSETS - 100.00%			$ 1,054,073

	Expiration Date -
CALL OPTIONS WRITTEN (-2.28%)	Exercise Price	Contracts (b)	Value

Bristol-Myers Squibb Co. *	01/21/2012 - $27.5	2	$ (906)
Brocade Communications Systems, Inc. *	01/21/2012 - $5	20	(1,080)
Brocade Communications Systems, Inc. *	01/19/2013 - $4	30	(5,040)
EXCO Resources, Inc. *	03/17/2012 - $13	20	(2,100)
EXCO Resources, Inc. *	03/17/2012 - $14	20	(1,700)
Hess Corp. *	01/21/2012 - $55	2	(1,110)
Hess Corp. *	02/18/2012 - $65	1	(310)
iShares Silver Trust *	01/19/2013 - $40	7	(2,310)
Newmont Mining Corp. *	01/21/2012 - $55	1	(1,125)
Novagold Resources, Inc. *	01/19/2013 - $10	13	(2,070)
Novagold Resources, Inc. *	01/21/2013 - $10	18	(325)
Seachange International, Inc. *	01/21/2012 - $10	10	(400)
Statoil ASA – ADR *	01/21/2012 - $25	5	(375)
TeleCommunication Systems, Inc. *	03/17/2012 - $5	40	(600)
Tellabs, Inc. *	03/17/2012 - $4	25	(2,125)
The Wendy's Co. *	02/18/2012 - $5	70	(2,450)
TOTAL CALL OPTIONS (Proceeds $27,979)			$ (24,026)

*            Non-income producing security.

**          Rate shown represents the rate at September 30, 2011, is subject to change and resets daily.

ADR     American Depositary Receipt.

(a)          All or a portion of this security is segregated as collateral for call options written.

(b)          Each contract is equivalent to 100 shares.

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

As of September 30, 2011, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

Belgium	2.69%
Britain	6.85%
Canada	6.14%
France	2.65%
Israel	1.39%
Malaysia	3.93%
Mexico	2.41%
Netherlands	4.00%
Norway	1.64%
Singapore	4.70%
South Africa	7.47%
Switzerland	6.06%
Thailand	8.28%
United States	55.69%
Total Debt and Equity Holdings	113.90%

Percentages in the above table are based on net assets, including short-term investments, of the Fund as of September 30, 2011.

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset value per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when the Trustees believe such prices reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CATALYST FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of September 30, 2011:

Assets									Map Global
				International	SMH	SMH	Groesbeck	Map Global	Capital
	Catalyst	Strategic	Large Cap	Value	High Income	Total Return	Growth of	Total Return	Appreciation
Security Classification(a)	Value Fund	Value Fund	Value Fund	Fund	Fund	Income Fund	Income Fund	Income Fund	Fund
Level 1
Common Stock	$ 66,170,377	$ 3,681,421	$ 334,723	$ 302,288	$ -	$ 38,746,874	$ -	$ 810,382	$ 923,028
Exchange - Traded Fund						-	-	34,716	20,251
Preferred Stock	1,864,693	-	-	-	-	-	$ 7,593,184	-	-
Put Options	-	234,500	-	-	-	-	-	-	-
Warrants	4,605,336	-	-	-	-	-	-	-	-
Total Level 1	$ 72,640,406	$ 3,915,921	$ 334,723	$ 302,288	$ -	$ 38,746,874	$ 7,593,184	$ 845,098	$ 943,279

Level 2
Convertible Corporate Bonds	$ -	$ -	$ -	$ -	$ 7,697,940	$ 2,944,350	$ -	$ 785,164	$ -
Corporate Bonds	-	-	-	-	102,493,400	19,686,326	-	-	-
Short-Term Investments	8,616,840	543,433	$ 9,900	$ 19,899	2,071,825	2,856,425	671,397	332,453	257,349
Total Level 2	$ 8,616,840	$ 543,433	$ 9,900	$ 19,899	$ 112,263,165	$ 25,487,101	$ 671,397	$ 1,117,617	$ 257,349

Level 3
Common Stock	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Total Level 3	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Total Assets	$ 81,257,246	$ 4,459,354	$ 344,623	$ 322,187	$ 112,263,165	$64,233,975	$ 8,264,581	$ 1,962,715	$ 1,200,628

CATALYST FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(1)

INVESTMENT VALUATION (continued)

(a)      For a detailed break-out by major industry classification of all securities held by the Funds, please refer to the Schedules of     Investments.

Liabilities					SMH
		Strategic	Large Cap	International Value	High Income
Security Classification(c)	Value Fund	Value Fund	Value Fund	Fund	Fund
Level 1
Call Options Written	-	$ (145,643)	$ -	$ -	$ -
Total Liabilities Level 1	$ -	$ (145,643)	$ -	$ -	$ -

Liabilities				Map Global
	SMH Total Return	Groesbeck Growth of	Map Global Total Return	Capital Appreciation
Security Classification(c)	Income Fund	Income Fund	Income Fund	Fund
Level 1
Call Options Written	$ (211,787)	$ -	$ (33,251)	$ (24,026)
Total Liabilities Level 1	$ (211,787)	$ -	$ (33,251)	$ (24,026)

(c) As of and during the period ended September 30, 2011, the Funds had no liabilities that were considered to be "Level 2" securities (those valued using other significant observable inputs). As of and during the period ended September 30, 2011, the Funds had no liabilities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of liabilities in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

	High Income Fund Common Stock	Total Return Fund Common Stock

Beginning balance June 30, 2011	$ -	$ -
Total realized gain/(loss)	-	-
Change in unrealized depreciation	-	-
Cost of purchases	-	-
Proceeds from sales	-	-
Net transfers in/(out) of Level 3	-	-
Ending balance September 30, 2011	$ -	$ -

The total change in unrealized depreciation included in the statement of operations attributable to Level 3 investments still held at September 30, 2011 was as follows:

	High Income Fund Common Stock	Total Return Fund Common Stock

Change in unrealized depreciation	$ -	$ -

During the three month period ended September 30, 2011, there were no transfers between level 1 and level 2 investments.

During the three month period ended September 30, 2011, no securities valued using the Trust’s good faith pricing procedures.

(2)

      ACCOUNTING FOR OPTIONS

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

CATALYST FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(2)

     ACCOUNTING FOR OPTIONS (continued)

The locations on the statements of assets and liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Derivatives not Accounted
	for as Hedging	Location of Derivatives on	Fair Value of Assets/
Fund	Instruments Under GAAP	Statement of Assets and Liabilities	Liability Derivatives

Strategic Value Fund	Call options written	Call options written, at value	$ (145,643)
	Totals		$ (145,643)

	Put options purchased	Investments in securities	$ 234,500
	Totals		$ 234,500

SMH Total Return Income Fund	Call options written	Call options written, at value	$ (211,787)
	Totals		$ (211,787)

Map Global Total Return Income Fund	Call options written	Call options written, at value	$ (33,251)
	Totals		$ (33,251)

Map Global Capital Appreciation Fund	Call options written	Call options written, at value	$ (24,026)
	Totals		$ (24,026)

The effect of derivative instruments on the Statement of Operations for the three month period ended September 30, 2011 were as follows:

Unrealized Gain (Loss)
	Derivatives not Accounted		on Derivatives
	for as Hedging	Location of Gain (Loss) on	Recognized in
Fund	Instruments Under GAAP	Derivatives Recognized in Income	Income
Strategic Value Fund	Call options written	Net change in unrealized appreciation on options written	$ 216,221
	Call options written	Net realized gain on options written	208,491
	Put options purchased	Net change in unrealized appreciation
		on options written	159,500
	Totals		$ 584,212
SMH Total Return Income Fund	Call options written	Net change in unrealized appreciation on options written	$ (4,499)
	Call options written	Net realized gain on options written	127,395
	Totals		$ 122,896
Map Global Total Return Income Fund	Call options written	Net change in unrealized appreciation on options written	$ 9,030
	Totals		$ 9,030

CATALYST FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(2)

ACCOUNTING FOR OPTIONS (continued)

Unrealized Gain (Loss)
	Derivatives not Accounted		on Derivatives
	for as Hedging	Location of Gain (Loss) on	Recognized in
Fund	Instruments Under GAAP	Derivatives Recognized in Income	Income

Map Global Capital Appreciation Fund	Call options written	Net change in unrealized appreciation on options written	$ 3,953
	Totals		$ 3,953

3)          OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

4)         OPTIONS WRITTEN

A summary of option contracts written by the Catalyst Strategic Value Fund, Catalyst/SMH Total Return Income Fund, Catalyst/Map Global Total Return Income Fund and Catalyst/ Map Global Capital Appreciation Fund during the three month period ended September 30, 2011 were as follows:

Strategic Value Fund
	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	1,834	$ 435,875
Options written	881	116,635
Options covered	(506)	(103,485)
Options exercised	(461)	(113,460)
Options expired	(485)	(110,566)
Options outstanding at end of period	1,263	$ 224,999

SMH Total Return Fund
	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	5,747	$ 706,198
Options written	1,381	83,646
Options covered	(23)	(23,782)
Options exercised	(335)	(97,469)
Options expired	(1,466)	(172,061)
Options outstanding at end of period	5,304	$ 496,532

CATALYST FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(4) OPTIONS WRITTEN (continued)

Catalyst/Map Global Total Return Income Fund
Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$ -
Options written	397	42,281
Options covered	-	-
Options exercised	-	-
Options expired	-	-
Options outstanding at end of period	397	$ 42,281

Catalyst/Map Global Capital Appreciation Fund
Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$ -
Options written	284	27,979
Options covered	-	-
Options exercised	-	-
Options expired	-	-
Options outstanding at end of period	284	$ 27,979

* Each option contract is equivalent to one hundred shares of common stock.

(5)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at September 30, 2011 for each Fund were as follows:

		Gross	Gross	Net Unrealized
Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Appreciation (Depreciation)
Value Fund	$ 114,510,204	$ 1,739,995	$ (34,992,953)	$ (33,252,958)
Strategic Value Fund	5,068,430	237,562	(992,281)	(754,719)
Large Cap Value Fund	382,072	2,273	(39,722)	(37,449)
International Value Fund	388,058	1	(65,872)	(65,871)
SMH High Income Fund	126,262,426	368,593	(14,367,854)	(13,999,261)
SMH Total Return Income Fund	81,582,722	591,423	(18,151,957)	(17,560,534)
Groesbeck Growth of Income Fund	8,443,027	449,178	(627,624)	(178,446)
Map Global Total Return Income Fund	1,992,925	36,018	(99,479)	(63,461)
Map Global Capital Appreciation Fund	1,250,841	23,816	(98,055)	(74,239)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and differing book/tax treatments of PFIC mark-to-market income, income on contingent convertible bonds and limited partnership income.

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	November 23, 2011

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	November 23, 2011